Share Option and Warrant Reserves (Details Narrative)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Share Option And Warrant Reserves
Number of share options granted | shares	3,295,000	1,775,000
Weighted average exercise price granted | $	$ 1.91	$ 1.42